Note 6 - Short-term Investments - Summary of Short-term Investments by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term investments	$ 21,532	$ 11,233
Reported Value Measurement [Member]
Short-term investments	21,532	11,233
Reported Value Measurement [Member] | Due Within One Year [Member]
Short-term investments	21,504	11,205
Reported Value Measurement [Member] | Due After One Year Through Two Years [Member]
Short-term investments	28	28
Estimate of Fair Value Measurement [Member]
Short-term investments	21,532	11,233
Estimate of Fair Value Measurement [Member] | Due Within One Year [Member]
Short-term investments	21,504	11,205
Estimate of Fair Value Measurement [Member] | Due After One Year Through Two Years [Member]
Short-term investments	$ 28	$ 28